NET INCOME PER SHARE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net income attributable to ordinary shareholders of UP Fintech	$ 14,923,369	$ 21,149,259
The dilutive effect arising from the convertible bonds		556,322
Numerator for diluted net income per ordinary share	$ 14,923,369	$ 21,705,581
Weighted average shares used in calculating net income per ordinary share
Basic	2,348,450,793	2,317,687,839
Dilutive effect of convertible bonds		82,010,834
Diluted	2,371,490,247	2,413,294,307
Net income per ordinary share
Basic	$ 0.006	$ 0.009
Diluted	$ 0.006	$ 0.009
Share Options
Weighted average shares used in calculating net income per ordinary share
Dilutive effect	4,118,774	3,269,350
Restricted Shares Units
Weighted average shares used in calculating net income per ordinary share
Dilutive effect	18,920,680	10,326,284